Investment In Affiliates - Navios Containers (Details) - USD ($) $ / shares in Units, $ in Thousands	2 Months Ended	5 Months Ended	8 Months Ended	10 Months Ended	11 Months Ended	12 Months Ended
	Mar. 13, 2018	Jun. 08, 2017	Aug. 29, 2017	Nov. 09, 2017	Dec. 03, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Mar. 30, 2020	Dec. 30, 2019
Investment in affiliates						$ 25,725	$ 66,296	$ 52,122
Investment income						$ 6,172	$ 4,408	3,277
Number of units received						10,987,679	11,270,283
Common units outstanding						10,987,679	11,270,283		10,987,679
Distribution of Navios Containers’ shares						$ 0	$ 4,243	0
Equity Method Investment, Other than Temporary Impairment						0	560	0
OTTI loss recognized						42,603	0	0
Navios Containers
Ownership percentage			59.70%
Navios Containers
Investment in affiliates						$ 24,923	$ 65,095			$ 67,526
Common units outstanding						11,592,276	11,592,276
Market value of the investment						$ 24,923	$ 32,806
Distribution of Navios Containers’ shares							4,243
Limited Partners Capital Account Distribution Shares					855,001
Equity Method Investment, Other than Temporary Impairment							$ 560
Percentage of partners' capital					2.50%
Ownership percentage			39.90%			33.50%	33.50%
OTTI loss recognized						$ 42,603
Navios Containers | Navios Holdings
Common units outstanding						1,263,276
Ownership percentage						3.70%
Private Placement | Navios Containers
Proceeds from Issuance of Private Placement	$ 30,000	$ 50,288	$ 50,000	$ 50,000
Number of shares sold in Private Placement	5,454,546	10,057,645	10,000,000	9,090,909
Sale of Stock, Price Per Share	$ 5.5	$ 5	$ 5	$ 5.5
Payments to acquire investments	$ 14,460	$ 30,000	$ 10,000	$ 10,000
Number of units received	2,629,095	6,000,000	2,000,000	1,818,182
Private Placement | Navios Holdings | Navios Containers
Payments to acquire investments	$ 500	$ 5,000
Number of units received	90,909	1,000,000
Warrants | Navios Containers
Sale of Stock, Percentage of Ownership after Transaction		6.80%	6.80%	6.80%
Warrants, Expected term		5 years	5 years	5 years
Warrants | Navios Containers
Warrants, Expected term	5 years
Number of warrants received	9,273
Warrants | Navios Containers | Navios Holdings
Sale of Stock, Percentage of Ownership after Transaction		1.70%
Warrants, Expected term	5 years	5 years
Number of warrants received	9,273
With caption "Equity in net earnings of affiliated companies" | Navios Containers
Investment income						$ 2,532	$ 3,957	$ 922